Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001552947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2020
Prospectus Date	rr_ProspectusDate	Nov. 30, 2020
Hanlon Managed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: Hanlon Managed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income, capital preservation and positive risk-adjusted returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended July 31, 2020, the Fund’s portfolio turnover rate was 721% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	721.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a tactical asset allocation fund, investing primarily in exchange-traded funds (“ETFs”) and shares of other investment companies (collectively, “Underlying Funds”). Using a proprietary investment model, the Fund allocates up to 100% of its portfolio in fixed-income Underlying Funds, including those classified as high-yield bond (also known as “junk bond”) funds. The Fund may also invest all or a portion of its assets in high dividend paying stocks and fixed-income securities. The Fund (or any underlying fund in which the Fund may invest) may sell securities short or leverage its assets by borrowing money from a bank in an amount of up to one-third of its assets (which includes the borrowed amount). For short-term defensive purposes, when the Adviser determines to hold an investment rather than to liquidate it, the Fund may take short or long positions in Underlying Funds, including inverse-leveraged ETFs.

The Fund uses technical analysis and trend-following to tactically manage the Fund, seeking to avoid large losses in the value of Fund assets. The Fund may, when market signals warrant, go defensive, investing all or a substantial portion of Fund assets in cash and/or cash equivalents. The Fund may, at times, invest in Underlying Funds for hedging purposes.

The Fund may invest directly or indirectly in fixed income securities of any maturity or quality, including securities rated below investment grade (often referred to as “high yield” or “junk” bonds). The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign (non-U.S.) issuers, including emerging market securities. The Fund may also seek to increase its income by lending portfolio securities to certain institutions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance. Each risk summarizes below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

The following describes the risks that the Fund bears directly or indirectly through investments in Underlying Funds:

• Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having investment strategies that are similar to those of the Fund. The Adviser determines the intrinsic value of the securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses or models could affect the ability of the portfolio managers to implement strategies. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to miss attractive investment opportunities while in a defensive position.

• Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets or adverse investor sentiment and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

• Investment Companies and ETFs Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund also will incur brokerage costs when it purchases and sells closed end funds and ETFs.

○ Inverse, Leveraged and Inverse-Leveraged ETFs Risk. The Fund may invest in inverse, leveraged and inverse-leveraged ETFs. Inverse ETFs generally use derivatives that are designed to produce returns that move in the opposite direction of the indexes they track, meaning that that when the value of the index rises, the inverse ETF suffers a loss. Leveraged ETFs attempt to provide a multiple of the performance of an index. An ETF that utilizes leverage may be more volatile than an ETF that does not because leverage tends to exaggerate any effect on the value of the portfolio securities. Inverse-leveraged ETFs seek returns that correspond to a multiple of the inverse of the performance of an index. Because inverse, leveraged or inverse-leveraged ETFs typically seek to obtain their objective on a daily basis, holding such ETFs for longer than a day will produce the result of the ETF’s return for each day compounded over the period, which usually will differ from the actual multiple (or inverse) of the return of the ETF’s index for the period, particularly when the index experiences large ups and downs.

• Rules-Based Strategy Risk. A rules-based investment strategy may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used may be inaccurate or the computer programming used to create a rules-based investment strategy might contain one or more errors. Moreover, during periods of increased volatility or changing market conditions the commonality of portfolio holdings and similarities between strategies of rules-based managers may amplify losses.

• Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests directly or indirectly in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

• Cash Positions Risk. The Fund may hold a significant position in cash, cash equivalent securities or U.S. Treasury investments. When the Fund’s investment in cash, cash equivalent securities or U.S. Treasury investment increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund or the Fund’s, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Emerging Markets Risks. Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets, which may result in increased price volatility of emerging market investments.

• Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Hedging Transactions Risk. The success of the Fund’s hedging strategy will be subject to the investment adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the investment adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Fund’s adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

• High-Yield Risk. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Leveraging Risk. The use of leverage, such as borrowing for investment purposes, will magnify the Fund’s gains or losses. The use of leverage may further cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. Additionally, money borrowed will be subject to certain costs, such as commitment fees and the cost of maintaining minimum average balances, as well as interest. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

• LIBOR Risk. The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process, which have subsequently resulted in investigations and fines. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund.

The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. As a result, plans are underway to phase out the use of LIBOR by the end of 2021. Alternatives to LIBOR are in development in many major financial markets. For example, the U.S. Federal Reserve has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, as a possible replacement for U.S. dollar LIBOR. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

• Market Events Risk. Financial markets are subject to periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty such as what was experienced in or around 2008 and presently in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. A higher portfolio turnover may result in higher transactional and brokerage costs. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the Fund’s securities on loan may be significant and may magnify the risk of such a loss or delay.

• Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

• Volatility Risk. The Fund or an Underlying Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s or an Underlying Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Class A, Class C, and Class R shares, which are not presented in the bar chart, would have similar returns to Class I shares because the classes are invested in the same portfolio of securities and would differ only to the extent that Class A, Class C, and Class R shares have different expenses than Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.HanlonFunds.com or by calling 1-844-828-3212.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-828-3212
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.HanlonFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for the Calendar Year Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	03/31/2019	4.59%
Lowest Quarter:	12/31/2018	-5.47%
		The Fund’s year to date return for the period ended September 30, 2020 was: -5.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year to date return for the period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.47%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class I shares only, and after-tax returns for other classes will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Hanlon Managed Income Fund | Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%	[1],[2]
Hanlon Managed Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HANAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.05%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	771
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,181
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,817
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015
Hanlon Managed Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HANCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	868
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,128
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015
Hanlon Managed Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HANIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,116
Annual Return 2016	rr_AnnualReturn2016	5.57%
Annual Return 2017	rr_AnnualReturn2017	2.10%
Annual Return 2018	rr_AnnualReturn2018	(6.06%)
Annual Return 2019	rr_AnnualReturn2019	9.54%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015
Hanlon Managed Income Fund | Class I Shares | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.99%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%	[2]
Hanlon Managed Income Fund | Class I Shares | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%	[2]
Hanlon Managed Income Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HANRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,534
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015
Hanlon Tactical Dividend and Momentum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: Hanlon Tactical Dividend and Momentum Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended July 31, 2020, the Fund’s portfolio turnover rate was 293% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	293.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund follows, when appropriate, a rules-based investment strategy, that includes both a sector tactical overlay and ranking selection strategy among the eleven major economic sectors in the U.S. economy. The Adviser may also exercise its discretion in applying the rules-based investment strategy, when, in its opinion, a discretionary management approach would be more appropriate. These eleven sectors include: communications services, consumer discretionary; consumer staples; energy; financials; health care; industrials; information technology; materials; real estate and utilities.

When the tactical algorithms determine that a sector is on a “buy,” the Fund may invest in any number of the highest dividend yielding and highest momentum stocks from that particular sector. Dividend yield is determined as the total of all trailing 12-month regular dividends, divided by the current market price for each stock. A ranking by dividend yield of all stocks in the sector is made and the highest dividend stocks may be selected. Momentum is determined by a proprietary factor calculation of the rate of change for each stock over the prior 64-day and prior 18-day time periods. A ranking by momentum of all stocks in the sector is made and the top momentum-based stocks may be selected. The Adviser selects the stocks as of the date of the initial investment or tactical reinvestment in the sector. The Adviser may also elect to remove or replace any number of the stocks at any time. The Adviser may also choose to invest into the entire sector by buying an exchange-traded-fund (“ETF”) representing all constituent stocks of that sector that are in the S&P 500 Index or in one or more ETFs representing a portion of a sector. When a sector is on a buy, the Adviser may invest all or a portion of the allocation into that sector, up to its market cap weighting, into any combination and weighting of individual stocks or ETFs. When all eleven sectors are on a buy, the Fund may be fully invested in a combination of stocks and ETFs in each sector. Under these circumstances, the Fund will invest up to a market cap weighted amount of its assets in each of the eleven sectors. The market cap weight amount of each sector shall be determined by the percentage that the individual sector is represented in the S&P 500 Index as of the end of the previous calendar month. Under certain circumstances, the Fund may be over weighted in one or more sectors because of market appreciation or if the Adviser believes that different weightings are appropriate.

When the tactical algorithms and the Adviser, in its discretion, determines that a sector is not on a “buy,” the Fund will move to a defensive position with respect to that sector, and will hold cash and/or cash equivalents instead of investing in stocks or ETFs from the sector. When none of the sectors is on a buy, the Fund will be fully defensive, meaning that all of the Fund’s assets will be invested in cash and/or cash equivalents. Accordingly, the Fund may invest all or a substantial portion of its assets in cash and/or cash equivalents and may invest in a smaller number of holdings. The Fund may also seek to increase its income by lending portfolio securities to certain institutions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

The following describes the risks that the Fund bears directly or indirectly through its investments in ETFs.

• Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets or adverse investor sentiment and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

• Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having investment strategies that are similar to those of the Fund. The Adviser determines the intrinsic value of the securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses or models could affect the ability of the portfolio managers to implement strategies. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to miss attractive investment opportunities while in a defensive position.

• Rules-Based Strategy Risk. A rules-based investment strategy may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used may be inaccurate. or the computer programming used to create a rules-based investment strategy might contain one or more errors. Moreover, during periods of increased volatility or changing market conditions the commonality of portfolio holdings and similarities between strategies of rules-based managers may amplify losses.

• Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

• Cash Positions Risk. The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Fund’s investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, or its service providers may adversely impact the Fund or its shareholders.

• Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

○ Dividend-Yielding Companies Risk. A company that has historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the company’s stock and lower performance of the Fund.

○ Momentum Investing Risk. An investment in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may experience greater price volatility than other equity securities, which may negatively impact the investment performance of the Fund.

• Focus Risk. To the extent the Fund invests a greater proportion of its assets in the securities of a smaller number of issuers, the Fund may be subject to greater volatility with respect to its investments than a fund that invests in a larger number of securities.

• Healthcare Sector Risk. The Fund may invest a substantial portion of its assets directly or indirectly in securities issued by healthcare companies and, as a result, the performance of the Fund will be impacted by economic, political and regulatory risks or other occurrences associated with the healthcare industry. Healthcare companies may be significantly affected by product obsolescence, thin capitalization, limited product lines and markets, civil liability claims and legislative or regulatory activities, among other factors.

• Investment Companies and ETFs Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund also will incur brokerage costs when it purchases and sells closed end funds and ETFs.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Large Capitalization Risk is the risk that large cap companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Market Events Risk. Financial markets are subject to periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty such as what was experienced in or around 2008 and presently in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. A higher portfolio turnover may result in higher transactional and brokerage costs. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

• Real Estate Securities Risk. Investments in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portfolio of the Fund’s securities on loan may be significant and may magnify the risk of such a loss or delay.

• Technology Securities Risk. The Fund may invest a substantial portion of its assets directly or indirectly in securities issued by technology companies. Securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

• Volatility Risk. The Fund or an Underlying Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s or an Underlying Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Class A, Class C, and Class R shares, which are not presented in the bar chart, would have similar returns to Class I shares because the classes are invested in the same portfolio of securities and would differ only to the extent that Class A, Class C, and Class R shares have different expenses than Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.HanlonFunds.com or by calling 1-844-828-3212.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-828-3212
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.HanlonFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware of the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for the Calendar Year Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	12/31/2019	7.59%
Lowest Quarter:	12/31/2018	-12.75%
		The Fund’s year to date return for the period ended September 30, 2020 was: -5.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year to date return for the period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.75%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Hanlon Tactical Dividend and Momentum Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	14.86%	[2],[5]
Hanlon Tactical Dividend and Momentum Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	749
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,589
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015
Hanlon Tactical Dividend and Momentum Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,905
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	12.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015
Hanlon Tactical Dividend and Momentum Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,867
Annual Return 2016	rr_AnnualReturn2016	(4.91%)
Annual Return 2017	rr_AnnualReturn2017	14.81%
Annual Return 2018	rr_AnnualReturn2018	(5.63%)
Annual Return 2019	rr_AnnualReturn2019	14.00%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	14.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015
Hanlon Tactical Dividend and Momentum Fund | Class I Shares | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[2]
Hanlon Tactical Dividend and Momentum Fund | Class I Shares | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%	[2]
Hanlon Tactical Dividend and Momentum Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTDRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 200
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,296
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2015

[1]	The Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[2]	The inception date of the Fund is September 9, 2015.
[3]	There is a 1.00% contingent deferred sales charge ("CDSC") for investments of $1 million or more (see "How to Purchase Shares" below) on shares sold within 1-year of purchase, unless you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC (see "Waiver of Contingent Deferred Sales Charges" below).
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.